Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE, NET	$ 41,813,266	$ 24,008,463
Cost of revenue	40,105,106	22,228,049
GROSS PROFIT	1,708,160	1,780,414
Selling and marketing	28,543	236,900
General and administrative	972,784	2,547,416
(Reversal) allowance of credit loss	(2,016,645)	1,386,885
Total operating (income) expenses	(1,015,318)	4,171,201
INCOME (LOSS) FROM OPERATIONS	2,723,478	(2,390,787)
Other (expenses) income:
Interest expenses, net	(140,288)	(105,442)
Other (expenses) income, net	114,843	123,418
Total other (expenses) income, net	(25,445)	17,976
INCOME (LOSS) BEFORE INCOME TAX PROVISION	2,698,033	(2,372,811)
PROVISION FOR INCOME TAXES	139,982	144,708
NET INCOME (LOSS)	2,558,051	(2,517,519)
Less: net income (loss) attributable to non-controlling interests	17,372	(152,270)
NET INCOME (LOSS) ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS	2,540,679	(2,365,249)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(100,475)	249,113
COMPREHENSIVE INCOME (LOSS)	2,457,576	(2,268,406)
Less: comprehensive income (loss) attributable to non-controlling interest	16,990	(137,025)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS	$ 2,440,586	$ (2,131,381)
Net income (loss) per share
Basic (in Dollars per share)	$ 0.21	$ (0.98)
Diluted (in Dollars per share)	$ 0.21	$ (0.98)
Weighted average shares used in calculating net income per share
Basic (in Shares)	11,944,475	2,439,041
Diluted (in Shares)	11,944,475	2,439,041